CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	$ (1,537,129)	¥ (10,041,526)	¥ (7,037,447)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	209,653	1,369,590	411,592
Loss from disposal of equipment	168	1,095	3,189
Provision for (net recovery of) doubtful accounts	(565,931)	(3,697,024)	25,537
Provision for slow moving inventories	64,861	423,714	25,312
Amortization of right of use assets	83,105	542,896	718,000
Restricted shares issued for management and employees	521,001	3,403,513	4,057,093
Loss (income) from investment in unconsolidated entity	38,468	251,296	(141,288)
Interest expenses related to convertible notes	12,951	84,607	0
Restricted shares issued for services	0	0	33,927
Changes in operating assets and liabilities:
Notes receivable	(552,473)	(3,609,112)	(986,826)
Trade accounts receivable	2,428,770	15,866,295	5,412,201
Inventories	(117,195)	(765,595)	(551,200)
Other receivable	(652,520)	(4,262,681)	1,364,500
Purchase advance	14,746	96,330	1,108,902
Contract assets	(2,183,318)	(14,262,839)	(9,951,981)
Prepaid expense	(2,955)	(19,306)	116,917
Operating lease liabilities	(82,596)	(539,572)	(610,000)
Trade accounts payable	(575,770)	(3,761,301)	362,758
Other payables	(130,189)	(850,478)	(160,316)
Advance from customers	489,933	3,200,559	1,904,753
Accrued payroll and employees' welfare	(147,552)	(963,905)	1,501,406
Accrued expenses	(30,383)	(198,483)	0
Taxes payable	41,886	273,624	650,855
Net cash provided by (used in) operating activities	(2,555,967)	(16,697,242)	265,639
Cash flows from investing activities:
Purchases of property and equipment	(57,491)	(375,569)	(12,967)
Proceeds from disposal of equipment	0	0	900
Repayments from loans to third parties	489,905	3,200,377	4,960,000
Payments made for loans to third parties	(145,423)	(950,000)	0
Payments and prepayments for construction in progress	0	0	(1,297,663)
Net cash provided by investing activities	286,991	1,874,808	3,650,270
Cash flows from financing activities:
Proceeds from short-term bank loans	538,832	3,520,000	0
Repayments of short-term bank loans	(156,139)	(1,020,000)	0
Proceeds from short-term borrowings	376,570	2,460,000	0
Repayments of short-term borrowings	(376,570)	(2,460,000)	(1,081,096)
Repayments of long-term borrowings-related party	(61,142)	(399,422)	(365,530)
Proceeds from sale of common stock, net of issuance costs	1,520,060	9,930,015	0
Proceeds from issuance of convertible notes	6,485,000	42,364,203	0
Capital contribution by non-controlling shareholders	7,654	50,000	405,000
Net cash provided by financing activities	8,606,742	56,224,796	1,878,374
Effect of exchange rate fluctuation on cash	(142,574)	(931,369)	9,611
Net (decrease) increase in cash	6,195,192	40,470,993	5,803,894
Cash at beginning of year	4,643,832	30,336,504	4,521,325
Cash at end of year	10,839,024	70,807,497	10,325,219
Supplemental cash flow information
Cash paid during the period for interest	130,025	849,409	718,201
Cash received during the period for taxes	(15,053)	(98,338)	(2,002)
Non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease obligations	9,725	63,530	1,228,963
Inventories used as fixed assets	46,351	302,795	0
Payable for construction in Progress	0	0	236,302
Receivable for disposal of property and equipment	0	0	5,000
Related Party
Changes in operating assets and liabilities:
Trade accounts receivable	521,980	3,409,912	0
Other receivable	(3,643)	(23,800)	0
Prepaid expense	33,310	217,600	217,600
Other payables	(435,145)	(2,842,651)	1,790,155
Cash flows from financing activities:
Proceeds from short-term borrowings	1,546,081	10,100,000	13,115,000
Repayments of short-term borrowings	$ (1,273,604)	¥ (8,320,000)	¥ (10,195,000)